Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	496,752	1,009,724
Treasury shares value, Beginning	$ 68	$ 1,647
Restricted shares vested	(496,752)	(83,482)
Restricted shares vested, subscription price per share	$ 0.0001	$ 0.0003
Restricted shares vested, value	$ (68)	$ (21)
Early exercised share options vested during the period		(429,490)
Early exercised share options vested during the period, subscription price per share		$ 0.0036
Early exercised share options vested during the period, value		$ (1,558)
Number of treasury shares, Ending		496,752
Treasury shares value, Beginning		$ 68